INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS

15.  INTANGIBLE ASSETS

The details of intangible assets are as follows:

				Other intangible
	Goodwill	Software	License	assets	Total
Gross carrying amount:
Balance, December 31, 2021	1,492	17,458	174	1,512	20,636
Additions	—	2,527	440	49	3,016
Deductions	—	(175)	—	(70)	(245)
Reclassifications/translations	—	(31)	6	—	(25)
Balance, December 31, 2022	1,492	19,779	620	1,491	23,382
Accumulated amortization:
Balance, December 31, 2021	(394)	(11,714)	(125)	(897)	(13,130)
Amortization	—	(2,063)	(26)	(91)	(2,180)
Deductions	—	175	—	70	245
Reclassifications/translations	—	(14)	(1)	—	(15)
Balance, December 31, 2022	(394)	(13,616)	(152)	(918)	(15,080)
Net book value	1,098	6,163	468	573	8,302

				Other intangible
	Goodwill	Software	License	assets	Total
Gross carrying amount:
Balance, December 31, 2022	1,492	19,779	620	1,491	23,382
Additions	—	2,763	69	206	3,038
Deductions	—	(890)	(130)	—	(1,020)
Reclassifications/translations	—	(10)	(9)	(3)	(22)
Balance, December 31, 2023	1,492	21,642	550	1,694	25,378
Accumulated amortization and impairment losses:
Balance, December 31, 2022	(394)	(13,616)	(152)	(918)	(15,080)
Amortization	—	(2,321)	(58)	(94)	(2,473)
Impairment	(11)	—	—	—	(11)
Deductions	—	890	2	—	892
Reclassifications/translations	—	13	8	4	25
Balance, December 31, 2023	(405)	(15,034)	(200)	(1,008)	(16,647)
Net book value	1,087	6,608	350	686	8,731
(i)	Goodwill resulted from the acquisition by Mitratel, Metranet, Metra, Sigma, TDE, and Telkomsat amounted to Rp467 billion, Rp220 billion, Rp164 billion, Rp91 billion, Rp77 billion, and Rp68 billion, respectively.
(ii)	The remaining amortization periods of software for the year ended December 2021, 2022, and 2023 are from 1 to 6 years, respectively. The amortization expense is presented as part of “Depreciation and amortization expenses” in the consolidated statements of profit or loss and other comprehensive income.
(iii)	As of December 31, 2022 and 2023, the cost of fully amortized intangible assets that are still utilized in operations amounted to Rp9,640 billion and Rp10,604 billion, respectively.